Income Tax Provision (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal [Member]
Net operating loss carry-forwards	$ 23.0	$ 21.4
Carryforwards expiry year	2040
State [Member]
Net operating loss carry-forwards	$ 9.8	$ 12.5
Carryforwards expiry year	2040